Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	¥ 398,174		¥ 400,198	$ 62,980
Increase in profit if all unrecognized deferred tax asset were recognized	¥ 159,200	$ 25,200	¥ 157,600
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	eight years	eight years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	ten years	ten years